INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense	$ 44
Effective income tax rate	(1.29%)